Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
Inventories as of December 31, 2019 and 2018 consisted of the following.

	2019	2018
Raw materials, including parts and subassemblies	$370.5	$369.2
Work-in-process	47.6	58.1
Finished goods	71.4	83.4
	489.5	510.7
Excess of LIFO costs over FIFO costs	13.0	13.2
Inventories	$502.5	$523.9